Fair Value Measurements - Derivative instruments at fair value (Details) - USD ($) $ in Thousands	Jul. 31, 2026	Jan. 31, 2026
Fair Value Measurements
Equity derivative contracts	$ 10,157	$ 9,763
Contingent consideration	17,541	10,761
Level 2
Fair Value Measurements
Equity derivative contracts	10,157	9,763
Level 3
Fair Value Measurements
Contingent consideration	$ 17,541	$ 10,761